Disclosure of Detailed Trade and Other Receivables Explanatory (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Trade accounts receivable (net of expected credit losses of $55 (December 31, 2021 - $55))	$ 302	$ 877
Value-added tax	193	372
Grant receivable	146
Other	52	65
Trade and other receivables	$ 693	$ 1,314